Expense Example - AMG River Road Small Cap Value Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248